INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	December 31,	December 31,
	2025	2024
Copyrights	$741,971	$710,846
Software	73,687	69,273
Less: Accumulated amortization	(815,658)	(538,907)
	$—	$241,212

Amortization expense was $244,964, $157,323 and $163,813 for the years ended December 31, 2025, 2024 and 2023, respectively.